Retained Earnings and Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2017
Retained Earnings and Accumulated Other Comprehensive Income
Retained Earnings and Accumulated Other Comprehensive Income

17.Retained Earnings and Accumulated Other Comprehensive Income

(a)Retained Earnings:

	Legal Reserve		Unappropriated Earnings		Net Income for the Year		Retained Earnings
Balance at January 1, 2016	Ps.	2,139,007	Ps.	60,101,542	Ps.	10,899,135	Ps.	73,139,684
Appropriation of net income relating to 2015		—		10,899,135		(10,899,135)		—
Dividends paid relating to 2015		—		(1,084,192)		—		(1,084,192)
Sale of repurchased shares		—		(448,766)		—		(448,766)
Net result on acquisition of a non—controlling interest in TVI (see Note 3)		—		(6,324,997)		—		(6,324,997)
Share—based compensation		—		1,392,534		—		1,392,534
Net income for the year 2016		—		—		3,721,406		3,721,406

Balance at December 31, 2016		2,139,007		64,535,256		3,721,406		70,395,669
Appropriation of net income relating to 2016		—		3,721,406		(3,721,406)		—
Dividends paid relating to 2016		—		(1,084,192)		—		(1,084,192)
Sale of repurchased shares		—		(320,654)		—		(320,654)
Share—based compensation		—		1,468,337		—		1,468,337
Net income for the year 2017		—		—		4,524,496		4,524,496

Balance at December 31, 2017	Ps.	2,139,007	Ps.	68,320,153	Ps.	4,524,496	Ps.	74,983,656

In accordance with Mexican law, the legal reserve must be increased by 5% of annual net profits until it reaches 20% of the capital stock amount. As of December 31, 2017 and 2016, the Company’s legal reserve amounted to Ps.2,139,007 and Ps.2,139,007, respectively and was classified into retained earnings in consolidated equity. As the legal reserve reached 20% of the capital stock amount, no additional increases were required in 2017, 2016 and 2015. This reserve is not available for dividends, but may be used to reduce a deficit or may be transferred to stated capital. Other appropriations of profits require the vote of the Company’s stockholders.

In April 2015, the Company’s stockholders approved the payment of a dividend of Ps.0.35 per CPO and Ps.0.002991452991 per share of Series “A”, “B”, “D” and “L” Shares, not in the form of a CPO, which was paid in cash in June 2015 in the aggregate amount of Ps.1,084,192 (see Note 16).

In April 2016, the Company’s stockholders approved the payment of a dividend of Ps.0.35 per CPO and Ps.0.002991452991 per share of Series “A”, “B”, “D” and “L” Shares, not in the form of a CPO, which was paid in cash in May 2016 in the aggregate amount of Ps.1,084,192 (see Note 16).

In April 2017, the Company’s stockholders approved the payment of a dividend of Ps.0.35 per CPO and Ps.0.002991452991 per share of Series “A”, “B”, “D” and “L” Shares, not in the form of a CPO, which was paid in cash in May 2017 in the aggregate amount of Ps.1,084,192 (see Note 16).

In February 2018, the Company’s Board of Directors approved a proposal for a dividend of Ps.0.35 per CPO payable in the second quarter of 2018, subject to approval of the Company’s stockholders.

Dividends, either in cash or in other forms, paid by the Mexican companies in the Group will be subject to income tax if the dividends are paid from earnings that have not been subject to Mexican income tax computed on an individual company basis under the provisions of the Mexican Income Tax Law. In this case, dividends will be taxable by multiplying such dividends by a 1.4286 factor and applying to the resulting amount the income tax rate of 30%. This income tax will be paid by the company paying the dividends.

In addition, the entities that distribute dividends to its stockholders who are individuals or foreign residents must withhold 10% thereof for income tax purposes, which will be paid in Mexico. The foregoing will not be applicable when distributed dividends arise from the “taxed net earnings account” computed on an individual company basis generated through December 31, 2013.

As of December 31, 2017, cumulative earnings that have been subject to income tax and can be distributed by the Company free of Mexican income tax amounted to Ps.65,634,839.

(b)Accumulated Other Comprehensive Income:

Changes	Available For- Sale Investments		Warrants Issued by UHI		Exchange Differences		Remeasurement of Post- employment Benefit Obligations		Cash Flow Hedges		Share of Equity Accounts		Income Tax		Total
Accumulated at January 1, 2015	Ps.	7,392,871	Ps.	—	Ps.	185,963	Ps.	35,422	Ps.	(244,787)	Ps.	291,524	Ps.	(1,981,930)	Ps.	5,679,063
Changes in other comprehensive income	644,068		3,303,182		417,205		(162,267)		25,838		19,705		(985,437)		3,262,294
Reclassifications	(5,262,577)		—		—		—		—		—		1,578,774		(3,683,803)

Accumulated at December 31, 2015	2,774,362		3,303,182		603,168		(126,845)		(218,949)		311,229		(1,388,593)		5,257,554
Changes in other comprehensive income	(32,379)		(3,635,399)		660,181		(254,949)		789,208		(42,832)		1,220,400		(1,295,770)

Accumulated at December 31, 2016	2,741,983		(332,217)		1,263,349		(381,794)		570,259		268,397		(168,193)		3,961,784
Changes in other comprehensive income	1,008,675		(280,447)		387,698		(283,945)		231,758		(60,340)		(366,036)		637,363

Accumulated at December 31, 2017	Ps.	3,750,658	Ps.	(612,664)	Ps.	1,651,047	Ps.	(665,739)	Ps.	802,017	Ps.	208,057	Ps.	(534,229)	Ps.	4,599,147